Cover	Sep. 28, 2022
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 28, 2022
Entity File Number	001-40545
Entity Registrant Name	FGI Industries Ltd.
Entity Central Index Key	0001864943
Entity Tax Identification Number	98-1603252
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	906 Murray Road
Entity Address, City or Town	East Hanover
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07869
City Area Code	973
Local Phone Number	428-0400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Class A [Member]
Document Information [Line Items]
Title of 12(b) Security	Ordinary Shares, $0.0001 par value per share
Trading Symbol	FGI
Security Exchange Name	NASDAQ
Warrants to purchase Ordinary Shares [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants to purchase Ordinary Shares
Trading Symbol	FGIWW
Security Exchange Name	NASDAQ